Debt	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Debt

6.    Debt

Our debt consists of the following:

	As of December 31,
	2020	2019
Debt obligations
Paycheck Protection Program(1)	$410,941	$—
Total debt(2)	$410,941	$—

____________

(1)      Bears interest at 1.0%, with recurring monthly interest payments commencing six months after execution of the loan, with the balance, unless otherwise forgiven, due on April 21, 2022. We believe the carrying value equals the fair value as of December 31, 2020. As of December 31, 2020, we had $2.9 thousand in accrued interest reported within accrued expenses and other payables on the Balance Sheet.

(2)      Of this amount, $323.5 thousand is reported within our current liabilities.

On April 21, 2020, we entered into an unsecured loan in the aggregate principal amount of $410.9 thousand (the “PPP Loan”) pursuant to the Paycheck Protection Program (the “PPP”), sponsored by the Small Business Administration (the “SBA”) as guarantor of loans under the PPP. The PPP is part of the CARES Act and provides for loans to qualifying businesses in a maximum amount equal to the lesser of $10.0 million and 2.5 times the average monthly payroll expenses of the qualifying business. The proceeds of the loan may only be used for payroll costs, rent, utilities, mortgage interests, and interest on other pre-existing indebtedness.

The application for these funds required us to, in good faith, certify that current economic uncertainty made the loan request necessary to support our ongoing operations. The receipt of these funds, and the forgiveness of the loan attendant to these funds, is dependent on the Company having initially qualified for the loan and qualifying for the forgiveness of such loan based on our future adherence to the forgiveness criteria. On October 7, 2020, the SBA released guidance clarifying the deferral period for PPP loan payments. The Paycheck Protection Flexibility Act of 2020 extended the deferral period for loan payments to either (1) the date that SBA remits the borrower’s loan forgiveness amount to the lender or (2) if the borrower does not apply for loan forgiveness, ten months after the end of the borrower’s loan forgiveness covered period.

The PPP Loan was repaid in full on March 11, 2021.